PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	¥ 29,636		¥ 28,818	¥ 25,617
Less: Accumulated depreciation	15,542		21,098	16,525
Property and Equipment, net	14,094	$ 2,212	7,720	9,092
Computer and Office Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	18,998		25,266	23,052
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	2,857		2,277	1,798
Motor Vehicles
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	938		263	327
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	2,141		¥ 1,012	¥ 440
Building
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	¥ 4,702